Revenue and deferred revenue	12 Months Ended
Nov. 30, 2019
Text block [abstract]
Revenue and deferred revenue

4.	Revenue and deferred revenue
On May 12, 2014, the Company entered into a master services agreement with RxC Acquisition Company (“RxCrossroads”), along with two statements of work (“RxCrossroads Agreements”). Under the terms of the RxCrossroads Agreements, RxCrossroads acts as the Company’s exclusive third-party logistics service provider for all of the Company’s products in the United States and, as such, provides warehousing and logistical support services to the Company, including inventory control, account management, customer support, product return management and fulfillment of orders.
Under the RxCrossroads Agreements, RxCrossroads also acts as the Company’s exclusive third-party distributor of
EGRIFTA
®
in the United States. In such a role, RxCrossroads purchases
EGRIFTA
®
from the Company and takes title thereto when the goods arrive in their warehouse. RxCrossroads’ purchases of
EGRIFTA
®
are triggered by its expectations of market demand over a certain period of time. With respect to
EGRIFTA
®
, RxCrossroads fulfills orders received from authorized wholesalers and delivers
EGRIFTA
®
directly to that authorized wholesaler’s client, namely, a specialty pharmacy forming part of our network of specialty pharmacies. See Note 26.
On November 1, 2017, the Company entered into amended and restated RxCrossroads Agreements to add Trogarzo
®
as a new product sold in the United States. These amended and restated RxCrossroads Agreements replaced the RxCrossroads Agreements entered into in May 2014. On November 1, 2019, the RxCrossroads Agreements were amended anew to include EGRIFTA SV
™
as an additional product distributed by RxCrossroads in the United States.
The Company commercializes
EGRIFTA
®
directly in Canada using a distributor
.
Net sales by product were as follows:

	2019	2018

EGRIFTA ® net sales	$35,520	$36,329
Trogarzo ® net sales	27,696	8,888

	$63,216	$45,217

Net sales by geography were as follows:

	2019	2018

Canada	$295	$530
United States	62,921	44,687

	$63,216	$45,217